Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Document Period End Date	May 31, 2024
C000176262 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Equity International Fund
Class Name	Class I
Trading Symbol	ACREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acr-investfunds.com. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	www.acr-investfunds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$61	1.11%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%
Net Assets	$ 88,197,275
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 267,108
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$88,197,275
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$267,108
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vistry Group PLC	8.9%
DCC PLC	7.3%
Eurocell PLC	6.2%
ISS A/S	6.2%
Vodafone Group PLC - ADR	5.9%
Barclays PLC - ADR	5.4%
JD Sports Fashion PLC	4.6%
Greencore Group PLC	4.3%
Premium Brands Holdings Corp.	4.3%
Ashtead Group PLC	4.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vistry Group PLC	8.9%
DCC PLC	7.3%
Eurocell PLC	6.2%
ISS A/S	6.2%
Vodafone Group PLC - ADR	5.9%
Barclays PLC - ADR	5.4%
JD Sports Fashion PLC	4.6%
Greencore Group PLC	4.3%
Premium Brands Holdings Corp.	4.3%
Ashtead Group PLC	4.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000150491 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Opportunity Fund
Class Name	Class I
Trading Symbol	ACROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acr-investfunds.com. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	www.acr-investfunds.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$70	1.27%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.27%
Net Assets	$ 70,840,924
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 231,574
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$70,840,924
Total number of portfolio holdings	35
Total advisory fee paid/(reimbursed)	$231,574
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Sulzer A.G.	5.8%
Vistry Group PLC	5.7%
Barclays PLC - ADR	5.4%
Vodafone Group PLC - ADR	5.2%
Citigroup, Inc.	4.6%
Lennar Corp.	4.3%
Fairfax Financial Holdings Ltd.	4.2%
Jefferies Financial Group, Inc.	4.1%
Dell Technologies, Inc. - Class C	4.0%
DCC PLC	3.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sulzer A.G.	5.8%
Vistry Group PLC	5.7%
Barclays PLC - ADR	5.4%
Vodafone Group PLC - ADR	5.2%
Citigroup, Inc.	4.6%
Lennar Corp.	4.3%
Fairfax Financial Holdings Ltd.	4.2%
Jefferies Financial Group, Inc.	4.1%
Dell Technologies, Inc. - Class C	4.0%
DCC PLC	3.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.